Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Lyrical U.S. Value Equity Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	[1]	13.00%	27.62%	(17.44%)	30.11%	8.63%	23.54%	(19.75%)	21.32%	14.59%	(6.45%)
Lyrical International Value Equity Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	[2]	(2.27%)	13.19%	(12.69%)	15.53%
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	[3]	8.36%	10.92%	(11.01%)	5.76%	3.90%
Q3 ALL-SEASON TACTICAL FUND Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	[4]	16.11%	23.71%	(37.71%)	16.83%	26.30%
Q3 All-Season Active Rotation ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	[5]	1.69%	17.33%

[1]	The U.S. Fund’s year-to-date return through December 31, 2024 is 13.00%.
[2]	The International Fund’s year-to-date return through December 31, 2024 is (2.27%).
[3]	The Systematic Opportunities Fund’s year-to-date return through December 31, 2024 was 8.36%.
[4]	The Tactical Fund’s year-to-date return through December 31, 2024 was 16.11%.
[5]	This Fund’s year-to-date return through December 31, 2024 was 1.69%.